Provisions and other non-financial liabilities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	$ 138,019	$ 93,446	$ 50,846
Changes in provisions:
Additional provisions	158,841	184,064	60,923
Provision used	(3,736)	(139,506)	(4,921)
Increase(decrease) in foreign currency exchange	(24)	0	9
others	0	15	6
Total Increase (decreases)	7,236	44,573	42,600
Total provisions, final balance	145,255	138,019	93,446
Legal proceedings provision [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	14,862	19,419	23,867
Changes in provisions:
Additional provisions	4,111	1,000	6,352
Provision used	(4,049)	(5,557)	(10,800)
Increase(decrease) in foreign currency exchange	0	0	0
others	0	0	0
Total Increase (decreases)	62	(4,557)	(4,448)
Total provisions, final balance	14,924	14,862	19,419
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	28,822	26,954	5,890
Changes in provisions:
Additional provisions	4,416	1,820	21,064
Provision used	0	0	0
Increase(decrease) in foreign currency exchange	0	0	0
others	0	48	0
Total Increase (decreases)	4,416	1,868	21,064
Total provisions, final balance	33,238	28,822	26,954
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	94,335	47,073	21,089
Changes in provisions:
Additional provisions	150,314	181,244	33,507
Provision used	(147,532)	(133,949)	(7,538)
Increase(decrease) in foreign currency exchange	(24)	0	9
others	0	(33)	6
Total Increase (decreases)	2,758	47,262	25,984
Total provisions, final balance	$ 97,093	$ 94,335	$ 47,073